FINANCIAL STATEMENT SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016
Increase (Decrease) in Stockholders' Equity
Balance	$ 312,437
Balance (in shares)	34,721,539
Share-based compensation expenses	$ 34,822	$ 1,941		$ 1,949
Exercise of employee share options	$ 1,324	1,324	[1]	8,035	[1]
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.				$ 7,206
Issuance of common shares, to option pool, in connection with share-based compensation arrangements		$ 4
Issuance of common shares in connection with exercise of options (in shares)	242,834	274,565		995,255
Purchase of non-controlling interest	$ (630)	$ 906		$ (1,664)
Acquisition in connection				16,767
Net loss	(17,309)	(11,251)		18,325
Unrealized gain (loss) on available-for-sale investments	885	(161)		186
Balance	$ 355,707	$ 312,437
Balance (in shares)	34,721,539	34,721,539
Shenzhen Hospital Management
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		$ (2,456)
iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest				$ (788)
Fujian iKang
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest	$ (2,502)
Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic & Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd
Increase (Decrease) in Stockholders' Equity
Return of capital	$ (572)
Common
Increase (Decrease) in Stockholders' Equity
Balance (in shares)	34,721,539	34,361,539		34,361,539
Issuance of common shares, to option pool, in connection with share-based compensation arrangements		$ 4
Issuance of common shares, to option pool, in connection with share-based compensation arrangements (in shares)		350,000
Issuance of common shares in connection with exercise of options (in shares)		10,000
Balance (in shares)	34,721,539	34,721,539		34,361,539
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Share-based compensation expenses	$ 34,822	$ 1,941		$ 1,949
Exercise of employee share options	1,324	1,324	[1]	8,035	[1]
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.				7,202
Additional paid-in capital | Shenzhen Hospital Management
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(3,362)
Additional paid-in capital | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest				(302)
Additional paid-in capital | Fujian iKang
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest	(1,872)
Additional paid-in capital | Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic & Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd
Increase (Decrease) in Stockholders' Equity
Return of capital	(572)
Accumulated other comprehensive income/(loss)
Increase (Decrease) in Stockholders' Equity
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.				4
Unrealized gain (loss) on available-for-sale investments	885	(161)		186
PARENT COMPANY
Increase (Decrease) in Stockholders' Equity
Balance	312,437	342,826		319,130
Share-based compensation expenses	34,822	1,941		1,949
Exercise of employee share options	1,324	1,324		8,035
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.				7,206
Issuance of common shares, to option pool, in connection with share-based compensation arrangements		4
Net loss	(17,309)	(11,251)		18,325
Foreign currency translation adjustments	23,666	(18,884)		(11,703)
Unrealized gain (loss) on available-for-sale investments	885	(161)		186
Balance	355,707	312,437		342,826
PARENT COMPANY | Shenzhen Hospital Management
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(3,362)
PARENT COMPANY | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest				(302)
PARENT COMPANY | Fujian iKang
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest	(1,872)
PARENT COMPANY | IMHealthcare (Beijing) Technology Co., Ltd
Increase (Decrease) in Stockholders' Equity
Acquisition in connection	2,326
PARENT COMPANY | Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic & Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd
Increase (Decrease) in Stockholders' Equity
Return of capital	(572)
PARENT COMPANY | Common
Increase (Decrease) in Stockholders' Equity
Balance	$ 347	$ 343		$ 343
Balance (in shares)	34,721,539	34,361,539		34,361,539
Issuance of common shares, to option pool, in connection with share-based compensation arrangements		$ 4
Issuance of common shares, to option pool, in connection with share-based compensation arrangements (in shares)		350,000
Issuance of common shares in connection with exercise of options (in shares)		10,000
Balance	$ 347	$ 347		$ 343
Balance (in shares)	34,721,539	34,721,539		34,361,539
PARENT COMPANY | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Balance	$ 436,649	$ 436,746		$ 419,862
Share-based compensation expenses	34,822	1,941		1,949
Exercise of employee share options	1,324	1,324		8,035
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.				7,202
Balance	472,677	436,649		436,746
PARENT COMPANY | Additional paid-in capital | Shenzhen Hospital Management
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest		(3,362)
PARENT COMPANY | Additional paid-in capital | iKang Shanghai Gubei
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest				(302)
PARENT COMPANY | Additional paid-in capital | Fujian iKang
Increase (Decrease) in Stockholders' Equity
Purchase of non-controlling interest	(1,872)
PARENT COMPANY | Additional paid-in capital | IMHealthcare (Beijing) Technology Co., Ltd
Increase (Decrease) in Stockholders' Equity
Acquisition in connection	2,326
PARENT COMPANY | Additional paid-in capital | Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd. Clinic & Weihai iKang Guobin Ciming Medical Examination Management Co., Ltd
Increase (Decrease) in Stockholders' Equity
Return of capital	(572)
PARENT COMPANY | Accumulated deficit
Increase (Decrease) in Stockholders' Equity
Balance	(97,937)	(86,686)		(105,011)
Net loss	(17,309)	(11,251)		18,325
Balance	(115,246)	(97,937)		(86,686)
PARENT COMPANY | Accumulated other comprehensive income/(loss)
Increase (Decrease) in Stockholders' Equity
Balance	(26,622)	(7,577)		3,936
Settlement of acquisition payable of Shanghai Huajian Health Examination Management Co., Ltd.				4
Foreign currency translation adjustments	23,666	(18,884)		(11,703)
Unrealized gain (loss) on available-for-sale investments	885	(161)		186
Balance	$ (2,071)	$ (26,622)		$ (7,577)

[1]	Shares were previously issued to the option pool.